Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,491,190
Previously Paid Amount	0.00
Total Fee Amount	4,625.13
Total Offset Amount	0.00
Net Fee	4,625.13
Narrative - Max Aggregate Offering Price	$ 33,491,190
Final Prospectus	true